Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 140,302	$ 635,542
Current portion of prepaid expenses	408,461	366,744
Total Current Assets	548,763	1,002,286
Prepaid expenses	0	369,934
Cash and investments held in Trust Account	237,775,823	234,608,695
TOTAL ASSETS	238,324,586	235,980,915
Current liabilities
Accrued expenses	263,150	111,636
Accrued offering costs	0	67,500
Advance from related parties	263,725	0
Total Current Liabilities	526,875	179,136
Sponsor Loan	5,000,000	5,000,000
Deferred underwriting fee payable	9,800,000	9,800,000
TOTAL LIABILITIES	15,326,875	14,979,136
COMMITMENTS AND CONTINGENCIES
Class A ordinary shares subject to possible redemption; $0.0001 par value, 23,000,000 shares issued and outstanding at approximately $10.34 and $10.20 per share, redemption value as of December 31, 2022 and 2021, respectively	237,775,823	234,600,000
SHAREHOLDERS' DEFICIT
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(14,778,743)	(13,598,852)
TOTAL SHAREHOLDERS' DEFICIT	(14,778,112)	(13,598,221)
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	238,324,586	235,980,915
Common Class A [Member]
Current liabilities
Class A ordinary shares subject to possible redemption; $0.0001 par value, 23,000,000 shares issued and outstanding at approximately $10.34 and $10.20 per share, redemption value as of December 31, 2022 and 2021, respectively	237,775,823	234,600,000
SHAREHOLDERS' DEFICIT
Common stock value	56	56
Common Class B [Member]
SHAREHOLDERS' DEFICIT
Common stock value	$ 575	$ 575